Restructuring and Other - Summary of Restructuring and Other and Other Unusual Charges or Benefits (Detail) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Total Restructuring and Other	[1]	$ 61.5		$ 20.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Other impairments		0.0	[2]	5.9	[2]	$ 5.9	[3]	$ 0.0	[3]	$ 0.0	[3]
Cash		24.3	[4]	9.2	[4]	10.8	[5]	2.8	[5]	12.4	[5]
Accelerated vesting on equity awards (see Note 13)		7.3	[4]	2.1	[4]	4.2	[5]	0.0	[5]	3.5	[5]
Total severance costs		31.6		11.3		15.0		2.8		15.9
COVID-19 related charges included in restructuring and other		0.0		0.1		0.1	[6]	1.0	[6]	2.4	[6]
Transaction and other costs		29.9	[7]	3.3	[7]	6.2	[8]	2.5	[8]	2.8	[8]
Total Restructuring and Other		61.5		20.6		27.2	[9]	6.3	[9]	21.1	[9]
Content charges included in direct operating expense		1.1	[10]	7.7	[10]	8.1	[11]	0.0	[11]	0.0	[11]
COVID-19 related charges (benefit) included in Direct operating expense		(0.5)	[12]	(6.2)	[12]	(8.9)	[13]	(5.2)	[13]	34.2	[13]
COVID-19 related charges (benefit) included in Distribution and marketing expense	[13]					0.0		0.0		16.7
Charges related to Russia's invasion of Ukraine included in direct operating expense	[14]					0.0		5.9		0.0
Total restructuring and other and other unusual charges not included in restructuring and other		$ 62.1		$ 22.1		$ 26.4		$ 7.0		$ 72.0

[1]	Restructuring and other includes restructuring and severance costs, certain transaction and other costs, and certain unusual items, when applicable. See Note 13 for further information on restructuring and other.
[2]	Amounts in the nine months ended December 31, 2022 include an impairment of an operating lease right-of-use asset related to the Studio Business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The impairment reflects a decline in market conditions since the inception of the lease impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease asset, and the carrying value.
[3]	Amounts in the fiscal year ended March 31, 2023 include impairment of an operating lease right-of-use asset related to the Studio Business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The impairment reflects a decline in market conditions since the inception of the lease impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease asset, and the carrying value.
[4]	Severance costs were primarily related to restructuring activities and other cost-saving initiatives. In the nine months ended December 31, 2023, amounts were due to restructuring activities including integration of the acquisition of eOne, and our Motion Picture and Television Production segments.
[5]	Severance costs in the fiscal years ended March 31, 2023, 2022 and 2021 were primarily related to restructuring activities and other cost-saving initiatives.
[6]	Amounts represent certain incremental general and administrative costs associated with the COVID-19 global pandemic, such as costs related to transitioning the Company to a remote-work environment, costs associated with return-to-office safety protocols, and other incremental general and administrative costs associated with the COVID-19 global pandemic.
[7]	Transaction and other costs in the nine months ended December 31, 2023 includes approximately $16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. The Company expects to recover a portion of this amount under its insurance coverage and from the noncontrolling interest holders of this entity. In addition, amounts in the nine months ended December 31, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with certain legal matters.
[8]	Transaction and other costs in the fiscal years ended March 31, 2023, 2022 and 2021 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal matters.
[9]	Restructuring and other includes restructuring and severance costs, certain transaction and related costs, and certain unusual items, when applicable. See Note 15 for further information on restructuring and other.
[10]	In the nine months ended December 31, 2022, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statements of operations.
[11]	Amounts represent development costs of $7.2 million written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment, with the remaining amount reflecting other corporate development costs written off. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.
[12]	Amounts include incremental costs, if any, incurred due to circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $0.6 million in the nine months ended December 31, 2023 (nine months ended December 31, 2022—insurance recoveries of $6.9 million). In the nine months ended December 31, 2023 and 2022, insurance and bad debt recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.
[13]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $8.4 million, $15.6 million and immaterial amounts in fiscal 2023, 2022 and 2021, respectively. In fiscal 2021, these charges also included film impairment due to changes in performance expectations resulting from circumstances associated with the COVID-19 global pandemic. In fiscal years 2023 and 2022, insurance and bad debt recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The costs included in distribution and marketing expense primarily consist of contractual marketing spends for film releases and events that have been canceled or delayed and will provide no economic benefit. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.
[14]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations.